Significant restructuring transaction, mergers and acquisitions and equity investments- AGTech (Details) ¥ in Millions, $ in Millions, $ in Millions	1 Months Ended
	Mar. 31, 2017 HKD ($)	Mar. 31, 2017 CNY (¥)	Aug. 31, 2016 HKD ($)	Aug. 31, 2016 CNY (¥)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Aug. 31, 2016 CNY (¥)	Mar. 31, 2016 CNY (¥)
The allocation of the purchase price at the date of acquisition
Goodwill		¥ 125,420			$ 25,850	¥ 162,149		¥ 81,645
AGTech
The allocation of the purchase price at the date of acquisition
Net assets acquired							¥ 1,638
Goodwill							7,782
Deferred tax assets							4
Deferred tax liabilities							(86)
Noncontrolling interests							(8,255)
Total			$ 1,880				1,612
Cash consideration included in net assets acquired				¥ 1,612
Estimated amortization periods			3 years	3 years
Weighted average amortization period			3 years	3 years
AGTech | Developed technology and patents
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets							414
AGTech | Trade names, trademarks and domain names
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets							44
AGTech | Non-compete agreements
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets							38
AGTech | Others
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets							¥ 33
Investment vehicle owned by the Company and Ant Financial | AGTech
Acquisition
Ownership of investee upon completion of transaction and conversion of convertible bonds, percentage			53.00%		55.00%	55.00%	53.00%
Investment vehicle owned by the Company and Ant Financial | Convertible bonds | AGTech
Acquisition
Principal amount of convertible bonds converted	$ 175	¥ 155	$ 205	¥ 176
Investment vehicle owned by the Company and Ant Financial
Acquisition
Equity interest held in investee (as a percentage)			60.00%				60.00%
Investment vehicle owned by the Company and Ant Financial | Ant Financial
Acquisition
Noncontrolling interest (as a percent)			40.00%				40.00%
AGTech | Investment vehicle owned by the Company and Ant Financial | Ordinary Shares
Acquisition
Cash consideration of equity interest			$ 1,675	¥ 1,436
Equity interest acquired (as a percent)			49.00%	49.00%
AGTech | Investment vehicle owned by the Company and Ant Financial | Convertible bonds | Subscription agreement with AGTech
Acquisition
Purchase price			$ 713	¥ 611